Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Interest and similar income	£ 10,692	£ 4,098
Interest and similar expense	(7,572)	(1,865)
Net interest income	3,120	2,233
Fee and commission income	4,527	4,008
Fee and commission expense	(1,721)	(1,169)
Net fee and commission income	2,806	2,839
Net trading income	3,853	5,026
Net investment expense	(14)	(139)
Other income	39	31
Total income	9,804	9,990
Staff costs	(2,827)	(2,600)
Infrastructure, administration and general expenses	(3,125)	(2,659)
Litigation and conduct	(34)	(1,833)
Operating expenses	(5,986)	(7,092)
Share of post-tax results of associates and joint ventures	2	0
Profit/(loss) before impairment	3,820	2,898
Credit impairment charge	(688)	(293)
Profit before tax	3,132	2,605
Tax charge	(525)	(476)
Profit after tax	2,607	2,129
Attributable to:
Equity holders of the parent	2,188	1,801
Other equity instrument holders	419	328
Profit after tax	£ 2,607	£ 2,129